UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22748

YCG Funds
(Exact name of registrant as specified in charter)

3207 Ranch Road 620 South, Suite 200
Austin, TX 78738
(Address of principal executive offices) (Zip code)

Will Kruger
YCG Funds
3207 Ranch Road 620 South, Suite 200
Austin, TX 78738
 (Name and address of agent for service)

(512) 505-2347
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2019

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2019 (Unaudited)
YCG Enhanced Fund

	Shares	Value
COMMON STOCKS - 95.27%
Banks - 10.13%
Bank of America Corp.	265,419	$7,301,677
JPMorgan Chase & Co.	60,474	6,643,673
Wells Fargo & Co.	282,958	13,177,354
		27,122,704
Beverages - 1.72%
PepsiCo., Inc.	33,731	4,612,040
Capital Markets - 14.24%
Moody's Corp. (a)	70,774	15,257,459
MSCI, Inc.	57,630	13,521,727
The Charles Schwab Corp. (a)	244,418	9,353,877
		38,133,063
Commercial Services & Supplies - 3.17%
Copart, Inc. (b)	112,615	8,490,045
Entertainment - 0.81%
The Walt Disney Co.	15,880	2,179,689
Household Products - 6.29%
Colgate-Palmolive Co.	161,672	11,987,979
The Procter & Gamble Co. (c)	40,509	4,870,397
		16,858,376
Insurance - 9.44%
Aon PLC (c)	67,682	13,187,838
Marsh & McLennan Cos, Inc.	120,897	12,076,401
		25,264,239
Interactive Media & Services - 9.69%
Alphabet, Inc. - Class C (a)(b)	10,351	12,298,023
Auto Trader Group PLC (d)	729,970	4,721,805
Facebook, Inc. - Class A (a)(b)	48,009	8,913,831
		25,933,659
Internet & Direct Marketing Retail - 2.26%
Booking Holdings, Inc. (a)(b)	3,079	6,054,576
IT Services - 6.59%
MasterCard, Inc. - Class A	61,780	17,383,038
Visa, Inc. - Class A	1,490	269,422
		17,652,460

Personal Products - 8.35%
L'Oreal SA	28,819	7,874,009
The Estee Lauder Companies, Inc. - Class A (a)	40,597	8,037,800
Unilever NV - ADR	103,631	6,434,449
		22,346,258
Professional Services - 3.98%
Verisk Analytics, Inc.	65,915	10,647,909
Real Estate Management & Development - 5.28%
CBRE Group, Inc. - Class A (a)(b)	270,362	14,131,822
Software - 1.88%
Microsoft Corp.	36,513	5,033,682
Textiles, Apparel & Luxury Goods - 11.44%
Adidas AG	16,348	4,845,755
Cie Financiere Richemont SA	83,722	6,496,438
Hermes International	5,671	3,870,501
Kering SA	2,578	1,247,803
LVMH Moet Hennessy Louis Vuitton SE	11,234	4,474,438
NIKE, Inc. - Class B (a)	114,831	9,703,219
		30,638,154
TOTAL COMMON STOCKS (Cost $178,945,583)		255,098,676
	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.54%
U.S. Treasury Bills - 3.54%
0.000%, 09/12/2019 (b)	229,000	228,840
0.000%, 09/17/2019 (b)	592,000	591,470
0.000%, 09/19/2019 (b)	191,000	190,794
0.000%, 09/24/2019 (b)	1,017,000	1,015,780
0.000%, 09/26/2019 (b)	491,000	490,291
0.000%, 10/03/2019 (b)	1,826,000	1,822,573
0.000%, 10/10/2019 (b)	2,688,000	2,681,232
0.000%, 10/15/2019 (b)	348,000	347,175
0.000%, 10/17/2019 (b)	470,000	468,603
0.000%, 10/24/2019 (b)	138,000	137,527
0.000%, 10/31/2019 (b)	200,000	199,377
0.000%, 11/07/2019 (b)	463,000	461,378
0.000%, 11/14/2019 (b)	750,000	747,110
0.000%, 11/21/2019 (b)	99,000	98,580
TOTAL SHORT-TERM INVESETMENTS (Cost $9,479,551)		9,480,730

Total Investments (Cost $188,425,134) - 98.81%		264,579,406
Other Assets in Excess of Liabilities - 1.19%		3,173,917
TOTAL NET ASSETS - 100.00%		$267,753,323

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Security held in connection with options written.
(b)	Non-Income Producing
(c)	All or a portion of this security is pledged as collateral on options written. As of August 31, 2019, the value of collateral is $6,125,621.
(d)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securites according to the Fund's liquidity guidelines. The value of those securities total $4,721,805 or 1.8% of net assets

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Schedule of Options Written
August 31, 2019 (Unaudited)
YCG Enhanced Fund
	Contracts	Notional Amount	Value
PUT OPTIONS (a)
Alphabet, Inc. - Class C
Expiration: October 2019; Exercise Price: $1,260.00	5	$630,000	$40,250
Booking Holdings, Inc.
Expiration: September 2019; Exercise Price: $1,880.00	2	376,000	3,020
Expiration: September 2019; Exercise Price: $1,885.00	2	377,000	3,050
Expiration: October 2019; Exercise Price: $1,900.00	6	1,140,000	24,912
CBRE Group, Inc. - Class A
Expiration: September 2019; Exercise Price: $50.00	140	700,000	7,700
Expiration: September 2019; Exercise Price: $55.00	322	1,771,000	93,380
The Charles Schwab Corp.
Expiration: September 2019; Exercise Price: $36.00	82	295,200	2,460
Expiration: September 2019; Exercise Price: $37.00	70	259,000	3,430
Expiration: September 2019; Exercise Price: $40.00	391	1,564,000	81,719
Expiration: September 2019; Exercise Price: $41.00	270	1,107,000	76,140
Expiration: September 2019; Exercise Price: $42.00	53	222,600	19,080
Expiration: October 2019; Exercise Price: $38.00	78	296,400	10,920
The Estee Lauder Companies, Inc. - Class A
Expiration: October 2019; Exercise Price: $185.00	10	185,000	3,000
Expiration: October 2019; Exercise Price: $190.00	18	342,000	7,614
Facebook, Inc. - Class A
Expiration: September 2019; Exercise Price: $200.00	13	260,000	20,605
Expiration: October 2019; Exercise Price: $205.00	28	574,000	58,100
Moody's Corp.
Expiration: September 2019; Exercise Price: $210.00	13	273,000	2,574
Expiration: November 2019; Exercise Price: $210.00	15	315,000	10,913
NIKE, Inc. - Class B
Expiration: September 2019; Exercise Price: $87.50	17	148,750	5,865
Expiration: September 2019; Exercise Price: $90.00	45	405,000	22,545
Expiration: October 2019; Exercise Price: $80.00	33	264,000	5,478
Expiration: October 2019; Exercise Price: $87.50	96	840,000	47,328
Total Options Written (Premiums received $597,551)			$550,083

(a) Exchange Traded

Valuation Measurements
Securities which are traded on a national stock exchange are valued at the last sale prices on the securities exchange on which such securities are primarily traded.  Securities that are traded on The Nasdaq OMX Group, Inc., referred to as Nasdaq, are valued at the Nasdaq official Closing Price.  Exchange-traded securities for which there were no transactions are valued a the current bid prices.  Securities traded on only over-the-counter markets are valued on the basis of closing securities (other than short-term Instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price.  Options written or purchased by the Fund are valued at the last sales price.  If there are no trades for an option on a given day, options are valued at the mean between the current bid and asked prices.  Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2019:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$255,098,676	$-	$-	$255,098,676
Short-Term Investments	-	9,480,730	-	9,480,730
Total Investments in Securities	$255,098,676	$9,480,730	$-	$264,579,406
Liabilities
Other Financial Instruments**
Options Written	$386,460	$163,623	$-	$550,083

* Please refer to the schedule of investments to view securities by industry type.
** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written, which are reflected at value.

During the period ended August 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Derivative Instruments and Hedging Activities

The Fund may write covered call options and put options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions.  The Fund will not use this strategy as a means of generating implicit leverage.  In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Upon writing an option, the Fund is required to pledge an amount of cash or securities, as determined by the broker, as collateral. As of August 31, 2019, the Fund held securities with a value of $6,125,621 and cash of $3,264,558 as collateral for options written.  During the period, the Fund used written covered call and put options in a manner consistent with the strategy described above.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of August 31, 2019:

	Liability Derivatives
Derivatives not accounted for as hedging instruments	Location	Value
Equity Contracts - Options	Options Written, at value	$550,083

The average monthly market value of options written during the period ended August 31, 2019 was $393,471.

Derivative Risks
The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns expereinced by the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  YCG Funds

By (Signature and Title)  /s/ BrianYacktman
                                         Brian Yacktman, President (Principal Executive Officer)

Date   October 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian Yacktman
                                         Brian Yacktman, President (Principal Executive Officer)

Date   October 14, 2019

By (Signature and Title)  /s/ William Kruger
                                         William Kruger, Treasurer (Principal Financial Officer)

Date  October 14, 2019

* Print the name and title of each signing officer under his or her signature.